S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) shares
No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 150,876,856
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	20,775,000
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 173,511,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	23,865,000
Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 113,376,856
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,025,000
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 130,386,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	19,552,500
Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 75,876,856
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,275,000
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 87,261,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,240,000
Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 38,376,856
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,525,000
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 44,136,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,927,500
Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 876,856
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,775,000
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 1,011,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,615,000
Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 151,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	151,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	173,500,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
over-allotment liability [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(134,600)
over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(134,600)
over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(134,600)
over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(134,600)
over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(134,600)
over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(112,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(129,375,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(150,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (172,500,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,750,000
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Representative shares issued [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	450,000
Representative shares issued [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	517,500
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	450,000
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	517,500
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	450,000
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	517,500
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	450,000
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	517,500
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	450,000
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	517,500
Ordinary shares offered [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	15,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	17,250,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	15,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	17,250,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	15,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	17,250,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	15,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	17,250,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	15,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	17,250,000
Private placement shares [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	325,000
Private placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	347,500
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	325,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	347,500
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	325,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	347,500
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	325,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	347,500
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	325,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	347,500
Ordinary shares redeemed [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(11,250,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(12,937,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(17,250,000)